Financial Instruments - Schedule of Derivative Instruments - Statements of Financial Position Location (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Liability, Noncurrent	$ 178	$ 5
Total Derivatives [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total Assets	912	193
Total Liabilities	239	5
Designated as Hedging Instrument [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total Assets	0	193
Total Liabilities	0	5
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Asset, Current	0	193
Derivative Liability, Current	0	0
Derivative Asset, Noncurrent	0	0
Derivative Liability, Noncurrent	0	5
Not Designated as Hedging Instrument [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total Assets	912	0
Total Liabilities	239	0
Not Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Asset, Current	854	0
Derivative Liability, Current	0	0
Derivative Asset, Noncurrent	0	0
Derivative Liability, Noncurrent	178	0
Not Designated as Hedging Instrument [Member] | Bunker Swaps [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Asset, Noncurrent	58	0
Derivative Liability, Noncurrent	$ 61	$ 0